Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos.  33-9421
           811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Money Market Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide maximum interest income while preserving capital and maintaining liquidity.


The Fund's main investment strategies

The Fund invests mostly in high quality, short-term money market investments that are denominated in US dollars. These investments include commercial paper, demand notes, bank obligations, repurchase agreements, municipal obligations, asset-backed securities, US government securities and other short-term investments of US and foreign issuers.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Money Market Fund

The Fund is managed to maintain a constant price of $1.00 per share, but this price isn't guaranteed.

The price of any of the Fund's investments could fall when interest rates rise.

Companies in the banking industry could go into default or be downgraded as higher credit risks if adverse economic conditions develop in the banking industry.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Money Market Fund may be appropriate for investors who:

want income for current use

are investing for short-term goals

own or plan to own other types of investments to diversify their holdings

The Fund may not be appropriate for investors who:

want high growth potential

are more comfortable with bank guaranteed investments.



AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE US GOVERNMENT. THERE IS NO GUARANTEE THAT THE FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.


A look at the Fund's performance

The following bar chart and table show how the performance of the Money Market Fund has varied since its launch on March 29, 1988. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1988.


                              [Bar chart omitted]

                         Year               Return (%)

                         1988                 6.65
                         1989                 8.91
                         1990                 7.80
                         1991                 6.01
                         1992                 3.51
                         1993                 2.60
                         1994                 3.77
                         1995                 5.57
                         1996                 5.06
                         1997                 5.18

During the period shown in the bar chart, the highest quarterly return was 2.28% (for the quarter ending June 30, 1989). The lowest quarterly return was 0.44% (for the quarter ending March 31, 1998).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the [benchmark index]. This is a widely recognized benchmark that tracks the prices of [treasury bills].


One year, ending Mar 31/98

Chase Money Market Fund: 4.37%; [Benchmark index] 00.00%


Five years, ending Mar 31/98

Chase Money Market Fund: 4.08%; [Benchmark index] 00.00%


Since inception Mar 29/88

Chase Money Market Fund: 5.42%; [Benchmark index] 00.00%


Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Money Market Fund.

Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares None Fee to switch between Funds                None


Annual fees and expenses deducted from the Fund's assets

               Management fees                                 0.30%

               Distribution (12b-1) and service fees           0.10%

               Other expenses*                                 0.40%

               Total annual Fund operating expenses*           0.80%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.20% and Total annual Fund operating expenses for this fiscal year will not exceed 0.60%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual Funds.

This example assumes:

you invest $10,000


you sell all your shares at the end of the period your investment has a 5% return each year, and the Fund's operating expenses remain the same as shown above.

Under these assumptions your costs would be:

                    Number of years:    Costs:
                    ----------------    ------
                           1            $ 61
                           3            $192
                           5            $335
                          10            $939

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Money Market Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Guy Barba, a Senior Investment Officer at Chase Texas. He has managed the portfolio since April 1993. Mr. Barba has worked for Chase Texas since 1988.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.

You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays distributions of net investment income to shareholders at least monthly.

The Fund distributes any net investment income among shareholders at least monthly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net investment income.


You have two options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.

The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.

Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.

Exchanging your shares by phone

You can exchange shares of the Money Market Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before investing.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:


call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526


Chase Funds


Fund Profile
July 31, 1998

Chase Short-Intermediate Term US Government Securities Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide a high level of current income while considering preservation of capital.


The Fund's main investment strategies

The Fund invests primarily in shorter-term fixed income securities issued by the US government or its agencies. Normally, the Fund invests at least 70% of its total assets in these fixed income securities. The Fund's dollar weighted average maturity, calculated at the time of new purchases, will normally be between two and five years. The Fund may invest in mortgage-backed securities issued or guaranteed by agencies of the US Government.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Short-Intermediate Term US Government Securities Fund

The price of any of the Fund's investments could fall when interest rates rise. This effect will be more pronounced for the Fund's mortgage-related securities and securities with longer maturities, since these are more sensitive to interest rate changes.

While some of the investments in the Fund may guarantee their principal and interest, these guarantees don't apply to the market value of those investments or to the value of the Fund's shares.


Who might want to invest in the Fund

The Short-Intermediate Term US Government Securities Fund may be appropriate for investors who:

want income for current use

are investing for shorter-term goals

own or plan to own other types of investments to diversify their holdings are able to handle some interest rate risk.

The Fund may not be appropriate for investors who:

are not able to tolerate up and down changes in the price of the Fund want high growth potential.

A look at the Fund's performance

The following bar chart and table show how the performance of the Short-Intermediate Term US Government Securities Fund has varied since its launch on April 1, 1993. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1993.



                              [Bar chart omitted]


                            Year           Return (%)

                            1993              2.43
                            1994             -1.95
                            1995             12.01
                            1996              2.68
                            1997              6.30

During the period shown in the bar chart, the highest quarterly return was 4.07% (for the quarter ending June 30, 1995). The lowest quarterly return was -1.35% (for the quarter ending March 31, 1994).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the [benchmark index]. This is a widely recognized benchmark that tracks the prices of [bonds].


                                        One year,
                                     ending Mar 31/98
Chase Short-Intermediate Term
US Government Securities Fund:             7.47%

Benchmark Index:                          00.00%


                                     Since inception,
                                         Apr 1/93

Chase Short-Intermediate Term
US Government Securities Fund:             4.65%

Benchmark Index:                          00.00%

Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Short-Intermediate Term US Government Securities Fund.

Fees investors pay directly



Maximum sales charge (load) when buying your shares                      None

Maximum deferred sales charge (load) when selling your shares            None

Fee for selling your shares                                              None

Fee to switch between Funds                                              None


Annual fees and expenses deducted from the Fund's assets

Management fees                                                   0.50%

Distribution (12b-1) and service fees                             0.25%

Other expenses*                                                   1.03%

Total annual Fund operating expenses*                             1.78%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.00%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Short-Intermediate Term US Government Securities Fund with the cost of investing in other mutual Funds.



This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                         Number of years:    Costs:
                                1             $102
                                3             $318
                                5             $552
                                10          $1,295

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Short-Intermediate Term US Government Securities Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Guy Barba, a Senior Investment Officer at Chase Texas. He has managed the portfolio since its inception on April 1, 1993. Mr. Barba has worked for Chase Texas since 1988.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares



You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least monthly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net investment income.

You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.



Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.

The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.

Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Short-Intermediate Term US Government Securities Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730

or

check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Intermediate Term Bond Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to invest in securities that earn income for current use while considering stability of principal.


The Fund's main investment strategies

The Fund invests primarily in intermediate term fixed income securities. These include bonds, notes and debentures of US and foreign issuers, US Government securities, mortgages and preferred stocks. Normally, the Fund invests at least 70% of its total assets in these fixed income securities. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to 10 years. The Fund will invest in debt securities only if they are rated investment grade or if they are unrated securities which the Fund adviser considers comparable to investment grade. The Fund may also invest in derivatives and in fixed income securities of foreign issuers.

Annual and semi-annual reports


You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Intermediate Term Bond Fund

The price of any of the Fund's investments could fall when interest rates rise. This effect will be more pronounced for the Fund's mortgage-related securities and securities with longer maturities, since these are more sensitive to interest rate changes.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.

Derivatives could reduce returns, result in losses, or increase the size and frequency of price changes.


Who might want to invest in the Fund

The Intermediate Term Bond Fund may be appropriate for investors who:

want income for current use

are investing for goals three to five years away

own or plan to own other types of investments to diversify their holdings are able to handle interest rate risk.

The Fund may not be appropriate for investors who:


are not able to tolerate up and down changes in the price of the Fund are investing for short-term goals

want high growth potential.


A look at the Fund's performance

The following bar chart and table show how the performance of the Intermediate Term Bond Fund has varied since its launch on October 3, 1994. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1994.



                               [Bar chart omitted]

                         Year                Return (%)
                         ----                ----------

                         1994                   0.08

                         1995                  16.79

                         1996                   1.86

                         1997                   7.26

During the period shown in the bar chart, the highest quarterly return was 5.99% (for the quarter ending June 30, 1995). The lowest quarterly return was -2.15% (for the quarter ending March 31, 1996).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the [benchmark index]. This is a widely recognized benchmark that tracks the prices of [bonds].

One year, ending Mar 31/98

Chase Intermediate Term Bond Fund: 9.56%; [Benchmark index] 00.00%


Since inception, Apr 1/93

Chase Intermediate Term Bond Fund: 7.64%; [Benchmark index] 00.00%

Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Intermediate Term Bond Fund.


Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

              Management fees                                   0.50%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   1.14%

              Total annual Fund operating expenses*             1.89%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.00%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Intermediate Term Bond Fund with the cost of investing in other mutual Funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                         Number of years:     Costs:
                         ----------------     ------
                                1             $  102
                                3             $  318
                                5             $  552
                               10             $1,295

0
THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Intermediate Term Bond Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is H. Mitchell Harper, a Senior Investment Officer at Chase Texas. He has managed the portfolio since its inception on April 1, 1993. Mr. Harper has worked for Chase Texas since 1987.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans


$500 for Education IRAs

$25 for Simple IRAs.

You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.

If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least monthly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net investment income.

You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or


take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.

You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Intermediate Term Bond Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998


Chase US Government Securities Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide income for current use while emphasizing preservation of capital.


The Fund's main investment strategies

The Fund invests primarily in fixed income securities issued or guaranteed by the US government or its agencies. Normally, the Fund invests at least 70% of its total assets in these fixed income securities. The Fund may invest in mortgage-backed securities issued or guaranteed by agencies of the US Government. Normally, the Fund's portfolio will have a dollar weighted average maturity of between five and fifteen years.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the US Government Securities Fund

The price of any of the Fund's investments could fall when interest rates rise. This effect will be more pronounced for the Fund's mortgage-related securities and securities with longer maturities, since these are more sensitive to interest rate changes.

While some of the investments in the Fund may guarantee their principal and interest, these guarantees don't apply to the market value of those investments or to the value of the Fund's shares.


Who might want to invest in the Fund

The US Government Securities Fund may be appropriate for investors who:

want income for current use

are investing for goals several years away

own or plan to own other types of investments to diversify their holdings are able to handle interest rate risk.

The Fund may not be appropriate for investors who:

are not able to tolerate up and down changes in the price of the Fund are investing for short-term goals

want high growth potential.


A look at the Fund's performance

The following bar chart and table show how the performance of the US Government Securities Fund has varied since its launch on April 1, 1993. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1993.

                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1993              9.12
                              1994             -8.39
                              1995             30.11
                              1996             -1.89
                              1997              9.55

During the period shown in the bar chart, the highest quarterly return was 10.36% (for the quarter ending June 30, 1995). The lowest quarterly return was -6.79% (for the quarter ending March 31, 1996).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the [benchmark index]. This is a widely recognized benchmark that tracks the prices of [bonds].


One year, ending Mar 31/98

Chase US Government Securities Fund: 15.33%; [Benchmark index]: 00.00%

Since inception, Apr 1/93

Chase US Government Securities Fund: 7.25%; [Benchmark index]: 00.00%


Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the US Government Securities Fund.

Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None


Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

           Management fees                                         0.50%

           Distribution (12b-1) and service fees                   0.25%

           Other expenses*                                         2.81%

           Total annual Fund operating expenses*                   3.56%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.00%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the US Government Securities Fund with the cost of investing in other mutual Funds.


This example assumes:


you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                          Number of years:          Costs:
                          ----------------          ------
                                 1                  $  102
                                 3                  $  318
                                 5                  $  552
                                10                  $1,295

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the US Government Securities Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.


The portfolio manager is John Miller, a Senior Investment Officer at Chase Texas. He has managed the portfolio since June 1995. Mr. Miller has worked for Chase Texas since 1986.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:


directly to the Fund, or

through your financial adviser.

If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least monthly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net investment income.


You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.


Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.

The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.

Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.

Exchanging your shares by phone

You can exchange shares of the US Government Securities Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Balanced Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide a balance of current income and growth of capital.


The Fund's main investment strategies

Normally, the Fund invests 30% to 70% of its total assets in equity-based securities. These include common stocks and securities that can be converted into common stocks. The Fund invests primarily in companies with a market capitalization of more than $500 million. The Fund normally invests at least 25% of its total assets in US Government securities and fixed income securities, including mortgage-related securities. The Fund invests in fixed income securities only if they are investment grade or the adviser considers them to be investment grade. The Fund's adviser may change the mix of equity and fixed income securities as market conditions change. The Fund may invest up to 30% of its total assets in foreign securities.

Annual and semi-annual reports


You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Balanced Fund

The price of any of the Fund's investments could fall.

The price of securities issued by mid capitalization companies could fall farther and faster than securities issued by larger companies. This is because the securities of mid-sized companies often trade less frequently and in lower volume than the securities of larger companies.

The value of the Fund's fixed income securities will be affected by changes in interest rates. The effect will be more pronounced for the Fund's mortgage-related securities and securities with longer maturities because these are more sensitive to interest rate changes.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Balanced Fund may be appropriate for investors who:

want both income and the potential for growth

are investing for goals at least three to five years away

own or plan to own other types of investments to diversify their holdings are able to handle stock and bond market risks.

The Fund may not be appropriate for investors who:

are not able to tolerate some up and down changes in the price of the Fund are investing for short-term goals

want high growth potential.


A look at the Fund's performance

The following bar chart and table show how the performance of the Balanced Fund has varied since its launch on March 29, 1988. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1988.


                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1988              5.75
                              1989             18.26
                              1990              1.34
                              1991             24.16
                              1992              5.32
                              1993              6.01
                              1994             -2.27
                              1995             23.83
                              1996              9.66
                              1997             23.67

During the period shown in the bar chart, the highest quarterly return was 12.12% (for the quarter ending June 30, 1997). The lowest quarterly return was -5.37% (for the quarter ending September 30, 1990).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This is a widely recognized benchmark that tracks the prices of 500 common stocks.


One year, ending Mar 31/98

Chase Balanced Fund: 30.49%; S&P 500: 47.96%


Five years, ending Mar 31/98

Chase Balanced Fund: 12.96; S&P 500: 22.38%


Since inception, Mar 29/88

Chase Balanced Fund: 12.09; S&P 500: 00/00%


Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Balanced Fund.

Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

              Management fees                                   0.75%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.47%

              Total annual Fund operating expenses*             1.47%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.25%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual Funds.


This example assumes:


you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                        Number of years:         Costs:
                        ----------------         ------
                               1                 $  127
                               3                 $  397
                               5                 $  686
                              10                 $1,511

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Balanced Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.


The portfolio managers are Harry Lartigue, the Chief Investment Officer at Chase Texas, and John Miller, a Senior Investment Officer at Chase Texas. Mr. Lartigue has managed the equity portion of the portfolio since July 1994. In the two years before coming to Chase Texas, he was an independent registered investment adviser. Mr. Miller has managed the fixed income portion of the portfolio since July 1994. He has worked for Chase Texas since 1986.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least quarterly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net capital gain.


You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Balanced Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Income Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to invest in securities that earn a high level of income for current use while considering safety of principal.


The Fund's main investment strategies

The Fund invests primarily in US fixed income securities. These include bonds, notes and debentures, US Government securities, mortgage-backed securities and preferred stocks. Normally, the Fund invests at least 70% of its total assets in these fixed income securities. Under normal market conditions, the dollar weighted average maturity of the Fund is expected to range between five and 15 years. The Fund invests in fixed income securities only if they are investment grade or the adviser considers them to be investment grade. The Fund may also invest in derivatives and in fixed income securities of foreign issuers.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Income Fund

The price of any of the Fund's investments could fall when interest rates rise. This effect will be more pronounced for the Fund's mortgage-related securities and securities with longer maturities, since these are more sensitive to interest rate changes.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.

Derivatives could reduce returns, result in losses, or increase the size and frequency of price changes.


Who might want to invest in the Fund

The Income Fund may be appropriate for investors who:

want income for current use

are investing for goals three to five years away

own or plan to own other types of investments to diversify their holdings are able to handle interest rate risk.

The Fund may not be appropriate for investors who:

are not able to tolerate up and down changes in the price of the Fund are investing for very short-term goals

want high growth potential.


A look at the Fund's performance

The following bar chart and table show how the performance of the Income Fund has varied since its launch on March 29, 1988. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1988.



                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1988              3.96
                              1989             10.37
                              1990              6.60
                              1991             13.73
                              1992              5.13
                              1993             10.18
                              1994             -4.47
                              1995             18.38
                              1996              1.53
                              1997              8.73

During the period shown in the bar chart, the highest quarterly return was 6.34% (for the quarter ending June 30, 1989). The lowest quarterly return was -3.38% (for the quarter ending March 31, 1994).



Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the [benchmark index]. This is a widely recognized benchmark that tracks the prices of [bonds].

One year, ending Mar 31/98

Chase Income Fund: 11.62%; [Benchmark index] 00.00%

Five years, ending Mar 31/98

Chase Income Fund: 5.95%; [Benchmark index] 00.00%

Since inception, Mar 29/88

Chase Income Fund: 7.43%; [Benchmark index] 00.00%


Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Income Fund.

Fees investors pay directly


Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets


              Management fees                                   0.50%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.88%

              Total annual Fund operating expenses*             1.63%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.00%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual Funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                        Number of years:         Costs:
                        ----------------         ------
                               1                 $  102
                               3                 $  318
                               5                 $  552
                              10                 $1,295

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Income Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is John Miller, a Senior Investment Officer at Chase Texas. He has managed the portfolio since July 1994. Mr. Miller has worked for Chase Texas since 1986.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes


The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least monthly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net investment income.

You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Income Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Equity Income Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to invest in securities that provide both capital appreciation and income for current use.


The Fund's main investment strategies

The Fund invests primarily in a diversified portfolio of equity-based securities that produce income. These include common stocks and securities that can be converted into common stocks. Normally, the Fund invests at least 70% of its total assets in these equity-based securities. The Fund may invest the remainder of its assets in other types of securities, including fixed income securities, money market investments and equity securities that don't produce income. It emphasizes securities of companies with a market capitalization of more than $500 million. The Fund may invest up to 30% of its total assets in foreign securities.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Equity Income Fund

The price of any of the Fund's investments could fall.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Equity Income Fund may be appropriate for investors who:

want income for current use and the opportunity to benefit from growth in the equity market are investing for goals at least three to five years away

own or plan to own other types of investments to diversify their holdings are able to handle stock market risks.

The Fund may not be appropriate for investors who:

are not able to tolerate some up and down changes in the price of the Fund are investing for short-term goals


want high growth potential.


A look at the Fund's performance

The following bar chart and table show how the performance of the Equity Income Fund has varied since its launch on March 29, 1988. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1988.



                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1988            14.51
                              1989             9.73
                              1990             4.17
                              1991            15.31
                              1992            10.35
                              1993            11.26
                              1994            -3.37
                              1995            33.72
                              1996            15.23
                              1997            31.05

During the period shown in the bar chart, the highest quarterly return was 17.04% (for the quarter ending June 30, 1997). The lowest quarterly return was -9.88% (for the quarter ending September 30, 1990).


Average annual total returns


The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the Standard &


Poor's Composite Index of 500 Stocks (S&P 500). This is a widely recognized benchmark that tracks the prices of 500 common stocks.


One year, ending Mar 31/98

Chase Equity Income Fund: 42.70%; S&P 500: 47.96


Five years, ending Mar 31/98

Chase Equity Income Fund: 19.21%; S&P 500: 22.38%


Since inception, Mar 29/88

Chase Equity Income Fund: 15.24%; S&P 500: 00.00%

Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Equity Income Fund.

Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets


              Management fees                                   0.75%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.36%

              Total annual Fund operating expenses*             1.36%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.25%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual Funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:


                        Number of years:         Costs:
                        ----------------         ------
                               1                 $  127
                               3                 $  397
                               5                 $  686
                              10                 $1,511

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Equity Income Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Robert Heintz, a Senior Investment Officer at Chase Texas. He has managed the portfolio since its inception on March 29, 1988. Mr. Heintz has worked for Chase Texas since 1983.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center



through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least quarterly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net capital gain.


You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment


Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Equity Income Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526


Chase Funds


Fund Profile
July 31, 1998


Chase Equity Growth Fund
Investor Class Shares

This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide capital appreciation over the long term. Producing income for current use is a secondary objective.


The Fund's main investment strategies

Normally, the Fund invests at least 70% of its total assets in equity-based securities. These include common stocks and securities that can be converted into common stocks. The Fund invests primarily in equity securities of companies with a market capitalization of more than $500 million. The Fund may invest the remainder of its assets in other types of securities, including fixed income securities and money market investments. The Fund may invest up to 30% of its total assets in foreign securities.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period which they cover.


The main risks of investing in the Equity Growth Fund

The price of any of the Fund's investments could fall.

The price of securities issued by mid capitalization companies could fall farther and faster than securities issued by larger companies. This is because the securities of mid-sized companies often trade less frequently and in lower volume than the securities of larger companies.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Equity Growth Fund may be appropriate for investors who:

want their capital to grow over the long term

are investing for goals several years away own

or plan to own other types of investments to diversify their holdings are able to handle stock market risks.

The Fund may not be appropriate for investors who:

are not able to tolerate frequent up and down changes in the price of the Fund are investing for short-term goals

need to generate income for current use.


A look at the Fund's performance

The following bar chart and table show how the performance of the Equity Growth Fund has varied since its launch on March 29, 1988. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1988.


                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1988              4.58
                              1989             25.73
                              1990             -1.45
                              1991             31.69
                              1992              6.43
                              1993              2.48
                              1994             -0.90
                              1995             25.78
                              1996             17.24
                              1997             37.20

During the period shown in the bar chart, the highest quarterly return was 20.13% (for the quarter ending June 30, 1997). The lowest quarterly return was -5.37% (for the quarter ending September 30, 1990).


Average annual total returns

The following table shows the Fund's average annual returns for the years ended March 31, 1998 and since the Fund was launched. It also compares these returns to the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This is a widely recognized benchmark that tracks the prices of 500 common stocks.


One year ending, Mar 31/98

Chase Equity  Growth Fund: 49.94%; S&P 500 47.96%


Five years, ending Mar 31/98

Chase Equity  Growth Fund: 18.80%; S&P 500: 00.00%


Since inception, Mar 29/88

Chase Equity  Growth Fund: 15.77%; S&P 500: 00.00%

Fees and expenses of the Fund



The following table shows the fees and expenses you might pay for the current fiscal year if you buy shares of the Equity Growth Fund.


Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

              Management fees                                   0.75%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.36%

              Total annual Fund operating expenses*             1.36%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.25%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Equity Growth Fund with the cost of investing in other mutual Funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                         Number of years:        Costs:
                         ----------------        ------
                                1                $  127
                                3                $  397
                                5                $  686
                               10                $1,511


THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Equity Growth Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Henry Lartigue, the Chief Investment Officer at Chase Texas. He has managed the portfolio since July 1994. Mr. Lartigue has worked for Chase Texas since 1994. In the two years before coming to Chase Texas, he was an independent registered investment adviser.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts

$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least quarterly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net capital gain.

You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.

You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center at 1-888-524-2730 for complete instructions.


Selling your shares by phone


You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Equity Growth Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust)
One Chase Manhattan Plaza, Third Floor
New York, NY  10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Core Equity Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.

The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and income for current use while taking reasonable risk.


The Fund's main investment strategies

The Fund focuses on equity securities of companies in the Standard & Poor's Composite Index of 500 Stocks (S&P 500). Normally, the Fund invests at least 70% of its total assets in equity-based securities. These include common stocks, and securities that can be converted into common stocks. The Fund may invest the remainder of its assets in other types of securities, including equity securities of other domestic and foreign companies, fixed income securities and money market investments. The Fund may invest up to 30% of its total assets in foreign securities.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period covered.


The main risks of investing in the Core Equity Fund

The price of any of the Fund's investments could fall.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Core Equity Fund may be appropriate for investors who:

want their capital to grow over the long term

are investing for goals several years away

own or plan to own other types of investments to diversify their holdings are able to handle stock market risks.

The Fund may not be appropriate for investors who:

are not able to tolerate frequent up and down changes in the price of the Fund are investing for short-term goals.

A look at the Fund's performance

The following bar chart and table show how the performance of the Core Equity Fund has varied since its launch on April 1, 1993. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1993.


                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1993              7.95
                              1994             -4.03
                              1995             25.53
                              1996             22.54
                              1997             33.33

During the period shown in the bar chart, the highest quarterly return was 17.17% (for the quarter ending June 30, 1997). The lowest quarterly return was -5.54% (for the quarter ending March 31, 1994).


Average annual total returns


The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This is a widely recognized benchmark that tracks the prices of 500 common stocks.


One year, ending Mar 31/98

Chase Core Equity Fund: 45.71; S&P 500: 47.96%


Since inception, Apr 1/93

Chase Core Equity Fund: 18.91%, S&P 500: 00.00%


Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Core Equity Fund.

Fees investors pay directly

Maximum sales charge (load) when buying your shares                         None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

              Management fees                                   0.75%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.42%

              Total annual Fund operating expenses*             1.42%

* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual Fund operating expenses for this fiscal year will not exceed 1.25%. Chase and such other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other mutual Funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                        Number of years:         Costs:
                        ----------------         ------
                               1                 $  127
                               3                 $  397
                               5                 $  686
                              10                 $1,511


THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Core Equity Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Henry Lartigue, the Chief Investment Officer at Chase Texas. He has managed the portfolio since January 1996. Mr. Lartigue has worked for Chase Texas since 1994. In the two years before coming to Chase Texas, he was an independent registered investment adviser.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts


$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.

If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least quarterly. It distributes any net capital gain at least annually. The Fund's distributions will primarily consist of net capital gain.


You have three options for your distributions. You may:

reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.


The Systematic Withdrawal Plan


You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Core Equity Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before exchanging.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com

Mutual Fund Investment Trust (formerly AVESTA Trust) One Chase Manhattan Plaza, Third Floor New York, NY 10081

File Nos. 33-9421
          811-5526

Chase Funds


Fund Profile
July 31, 1998

Chase Small Capitalization Fund
Investor Class Shares


This profile is a summary of key information about the Fund. Before you invest, you may also want to read the Fund prospectus. It contains more complete information, including a detailed description of the risks you should consider before investing in the Fund. You can get the prospectus, annual and semi-annual reports, and other information free of charge by calling the Chase Funds Service Center at 1-888-524-2730.


The prospectus and other information are also available on our Internet web site, at www.chasefunds.com

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT OF THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


What the Fund aims to do

The Fund aims to provide capital appreciation.


The Fund's main investment strategies

The Fund invests primarily in a diversified portfolio of US companies that have a market capitalization of between $100 million and $1 billion. Normally, the Fund invests at least 70% of its total assets in equity-based securities of small capitalization companies. These include common stocks and securities that can be converted into common stocks. The Fund may invest the remainder of its assets in other types of securities, including equity securities of larger companies, fixed income securities and money market investments. The Fund may invest up to 30% of its total assets in foreign securities.

Annual and semi-annual reports

You can find out more about the Fund's investments in the annual and semi-annual reports the Fund prepares for its shareholders. Both reports examine the market conditions and investment strategies that have had a significant effect on the Fund's performance during the period which they cover.


The main risks of investing in the Small Capitalization Fund

The price of any of the Fund's investments could fall.

The price of securities issued by small capitalization companies could fall farther and faster than securities issued by larger companies. Also, the securities of smaller companies often trade less frequently and in lower volume than the securities of larger companies.

Foreign securities may be riskier than those issued in the United States. That could be, in part, because of currency fluctuations, more limited trading, political or economic instability, or regulations that don't match US standards.


Who might want to invest in the Fund

The Small Capitalization Fund may be appropriate for investors who:

want their capital to grow over the long term

are investing for goals several years away

own or plan to own other types of investments to diversify their holdings are able to handle higher than average stock market risks.

The Fund may not be appropriate for investors who:

are not able to tolerate frequent up and down changes in the price of the Fund are investing for short-term goals

need to generate income for current use.

A look at the Fund's performance

The following bar chart and table show how the performance of the Small Capitalization Fund has varied since its launch on April 1, 1993. We introduced Investor Class shares of the Fund on July 31, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

These performance figures assume all distributions are reinvested in the Fund. Certain of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE.

Year-by-year performance

The following bar chart shows the Fund's returns year by year since its launch in 1993.

                              [Bar chart omitted]

                              Year          Return (%)
                              ----          ----------
                              1993              8.94
                              1994             -6.12
                              1995             31.14
                              1996             30.88
                              1997             24.08

During the period shown in the bar chart, the highest quarterly return was 17.04% (for the quarter ending June 30, 1997). The lowest quarterly return was -6.57% (for the quarter ending March 31, 1994).


Average annual total returns

The following table shows the Fund's average annual returns for the year ending March 31, 1998 and for the life of the Fund. It also compares these returns to the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This is a widely recognized benchmark that tracks the prices of 500 common stocks.


One year, ending Mar 31/98

Chase Small Capitalization Fund: 42.74%; S&P 500: 47.96%

Since inception, Apr 1/93

Chase Small Capitalization Fund: 18.96%; S&P 500: 00.00%

Fees and expenses of the Fund

The following table shows the estimated fees and expenses you might pay for the current fiscal year if you buy shares of the Small Capitalization Fund.


Fees investors pay directly Maximum sales charge (load)
when buying your shares                                                     None

Maximum deferred sales charge (load) when selling your shares               None

Fee for selling your shares                                                 None

Fee to switch between Funds                                                 None


Annual fees and expenses deducted from the Fund's assets

              Management fees                                   0.75%

              Distribution (12b-1) and service fees             0.25%

              Other expenses*                                   0.47%

              Total annual Fund operating expenses*             1.47%


* The Fund's investment adviser, The Chase Manhattan Bank (Chase), and certain of the Fund's other service providers have agreed not to collect some expenses and to reimburse others. As a result of this agreement, Other expenses for this fiscal year will not exceed 0.25% and Total annual fund operating expenses for this fiscal year will not exceed 1.25%. Chase and these other service providers have agreed to keep expenses at this lower level until at least December 31, 1998.

Example

This example is intended to help you compare the cost of investing in the Small Capitalization Fund with the cost of investing in other mutual funds.


This example assumes:

you invest $10,000

you sell all your shares at the end of the period

your investment has a 5% return each year, and

the Fund's operating expenses remain the same as shown above.


Under these assumptions your costs would be:

                        Number of years:         Costs:
                        ----------------         ------
                               1                 $  127
                               3                 $  397
                               5                 $  686
                              10                 $1,511


THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST AND THE FUND'S ACTUAL RATE OF RETURN.


The Fund's investment adviser and portfolio manager

Chase is the investment adviser to the Small Capitalization Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience. Chase Bank of Texas (Chase Texas), a wholly owned subsidiary of CMC, is sub-investment adviser to the Fund.

The portfolio manager is Juliet Ellis, a Senior Investment Officer at Chase Texas. She has managed the portfolio since September 1993. Ms. Ellis has worked for Chase Texas since 1987. Before becoming portfolio manager for the Small Capitalization Fund, she was Director of Research and an equity analyst at Chase Texas.

How to buy shares

You can buy shares in the Fund three ways:

directly through the Fund's distributor by calling the Chase Funds Service
Center

through the Systematic Investment Plan

through your financial adviser.


There is no sales charge to buy shares. The minimum initial investment is:

$2,500 for regular accounts


$1,000 for traditional Individual Retirement Accounts (IRAs), Roth IRAs, SEP IRAs and for Systematic Investment Plans

$500 for Education IRAs

$25 for Simple IRAs.


You can make additional investments at any time for as little as $100, or $25 for Simple IRAs.

How to sell shares

You can sell your shares any day the New York Stock Exchange is open for business. You can sell them:

directly to the Fund, or

through your financial adviser.


If you want to sell your shares directly to the Fund, call the Chase Funds Service Center.


Distributions and taxes

The Fund pays two types of distributions: net investment income and net capital gain.

The Fund distributes any net investment income among shareholders at least quarterly. It distributes any net capital gain at least annually.

You have three options for your distributions. You may:


reinvest them in additional shares of the Fund, or

take your distributions from investment income in cash and reinvest distributions from capital gain in additional shares, or take all distributions in cash.


You can change your distribution option by calling the Chase Funds Service Center. If you don't select any option, we'll reinvest all your distributions.

Distributions may be taxed as ordinary income or capital gain. You may have to pay capital gain tax at different rates, depending on how long the Fund held the assets before selling them. The Fund's distributions tend to consist primarily of net capital gain.

Consult your tax adviser for details about how your investment could affect the taxes you pay.

Other services available

The Systematic Investment Plan

You can make regular investments of $100 or more through automatic deductions from your bank account. You must make an initial deposit of at least $1,000 to get the plan started. If you're a new investor in the Fund, simply complete the Systematic Investment Plan section of the account application. If you're already investing in the Fund, you can start the plan by sending a signed letter and a deposit slip or a check marked "void" to the Chase Funds Service Center.

The Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more from your investment account every month, every quarter or twice a year. You need a minimum account balance of $5,000. Call the Chase Funds Service Center for complete instructions.


Selling your shares by phone

You can sell your shares by phone. Just call the Chase Funds Service Center for step-by-step instructions.


Exchanging your shares by phone

You can exchange shares of the Small Capitalization Fund for shares of other Chase Funds by calling the Chase Funds Service Center. Federal income tax rules treat an exchange the same as a sale of shares. This usually results in a capital gain or a capital loss. You should carefully read a Profile of the other Chase Funds before making the exchange.

How to contact us

If you have any questions or want copies of any publications related to this
Fund:

call the Chase Funds Service Center at 1-888-524-2730 or check our web site at www.chasefunds.com